Common Stock and Stock Plans (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Reserved, Issued and Authorized Common Stock
Table 19.1 presents our reserved, issued and authorized shares of common stock at December 31, 2016.

Table 19.1: Common Stock Shares

Number of shares
Dividend reinvestment and common stock purchase plans	12,836,245
Director plans	684,391
Stock plans (1)	550,495,114
Convertible securities and warrants	98,937,374
Total shares reserved	662,953,124
Shares issued	5,481,811,474
Shares not reserved or issued	2,855,235,402
Total shares authorized	9,000,000,000

(1)	Includes employee options, restricted shares and restricted share rights, 401(k) profit sharing and compensation deferral plans.

Components of Stock Incentive Compensation Expense and Related Recognized Tax Benefit
Table 19.2 summarizes the major components of stock incentive compensation expense and the related recognized tax benefit.

Table 19.2: Stock Incentive Compensation Expense

	Year ended December 31,
(in millions)	2016	2015	2014
RSRs	$692	675	639
Performance shares	87	169	219
Total stock incentive compensation expense	$779	844	858
Related recognized tax benefit	$294	318	324

Summary of RSRs and Restricted Share Awards
A summary of the status of our RSRs and restricted share awards at December 31, 2016, and changes during 2016 is presented in Table 19.3.

Table 19.3: Restricted Share Rights

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2016	40,634,792	$42.00
Granted	16,987,548	48.31
Vested	(21,361,210)	39.49
Canceled or forfeited	(582,544)	48.70
Nonvested at December 31, 2016	35,678,586	46.40

Summary of Performance Awards
A summary of the status of our PSAs at December 31, 2016, and changes during 2016 is in Table 19.4, based on the performance adjustments recognized as of December 2016.

Table 19.4: Performance Share Awards

	Number	Weighted- average grant-date fair value (1)
Nonvested at January 1, 2016	7,426,110	$40.34
Granted	3,799,667	44.73
Vested	(4,403,293)	36.85
Canceled or forfeited	(1,294,079)	49.52
Nonvested at December 31, 2016	5,528,405	43.99

(1)	Reflects approval date fair value for grants subject to variable accounting.

Stock Option Activity and Related Information
Table 19.5 summarizes stock option activity and related information for the stock plans. Options assumed in mergers are included in the activity and related information for Incentive Compensation Plans if originally issued under an employee plan, and in the activity and related information for Director Awards if originally issued under a director plan.

Table 19.5: Stock Option Activity

	Number	Weighted- average exercise price	Weighted- average remaining contractual term (in yrs.)	Aggregate intrinsic value (in millions)
Incentive compensation plans
Options outstanding as of December 31, 2015	75,319,760	$40.96
Canceled or forfeited	(2,439,683)	271.84
Exercised	(28,613,079)	31.09
Options exercisable and outstanding as of December 31, 2016	44,266,998	34.62	1.5	$1,320
Director awards
Options outstanding as of December 31, 2015	306,890	32.37
Exercised	(107,070)	32.95
Options exercisable and outstanding as of December 31, 2016	199,820	32.06	1.0	5

Employee Stock Ownership Plan
Table 19.6 presents the balance of common stock and unreleased preferred stock held in the Wells Fargo ESOP fund, the fair value of unreleased ESOP preferred stock and the dividends on allocated shares of common stock and unreleased ESOP Preferred Stock paid to the 401(k) Plan.

Table 19.6: Common Stock and Unreleased Preferred Stock in the Wells Fargo ESOP Fund

	Shares outstanding
	December 31,
(in millions, except shares)	2016	2015	2014
Allocated shares (common)	128,189,305	137,418,176	136,801,782
Unreleased shares (preferred)	1,439,181	1,252,386	1,251,287
Fair value of unreleased ESOP preferred shares	$1,439	1,252	1,251

	Dividends paid
	Year ended December 31,
	2016	2015	2014
Allocated shares (common)	$208	201	186
Unreleased shares (preferred)	169	143	152